Segment - Schedule of Financial Information (Details) - Segment [Member] - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Financial Information [Line Items]
Selling and marketing		$ 8,014	$ 125,427	$ 262,664
Depreciation		77,692	305,780	293,135
Total operating expenses		3,769,985	4,736,726	6,273,671
Operating loss		(3,769,985)	(4,736,726)	(6,273,671)
Other income, net		185,772	373,505	211,342
Income tax expense
Segment and consolidated net loss		(3,584,213)	(4,363,221)	(6,062,329)
General and Administrative Expense [Member]
Schedule of Financial Information [Line Items]
Salaries and related benefit		912,948	1,214,852	1,369,575
Professional fees		583,293	303,577	526,568
Rental expenses		542,749	521,814	575,097
Other expenses	[1]	499,638	720,949	776,066
General and administrative		2,538,628	2,761,192	3,247,306
Research and Development Expense [Member]
Schedule of Financial Information [Line Items]
Salaries and related benefit		593,804	606,761	712,062
Supplies and materials		73,325	85,910	335,047
Other expenses	[1]	233,714	402,345	500,834
Research and development		900,843	1,095,016	1,547,943
Share-Based Payment Arrangement [Member]
Schedule of Financial Information [Line Items]
Research and development		47,447	(28,783)	33,685
Share-based compensation		244,808	449,311	922,623
General and administrative		$ 197,361	$ 478,094	$ 888,938

[1]	Other expenses include travelling, transportation, entertainment and other sundries expenses.